CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Cash Flows from Operating Activities:
Net loss	$ (37,269)
HZO, Inc. and Subsidiaries
Cash Flows from Operating Activities:
Net loss	(25,338,282)	$ (6,376,713)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	762,185	716,236
Change in right-of-use assets	168,228	196,840
Loss on extinguishment of debt		3,071,008
Amortization of debt discount	1,399,937	216,156
Stock-based compensation	514	2,315
Gain on disposal of fixed assets	(106)
Revaluation of convertible note derivative liabilities	21,097,000	135,000
Changes in operating assets and liabilities:
Accounts receivable, net	(442,509)	(64,947)
Inventories, net	148,769	(83,262)
Prepaid expenses and other assets	(33,744)	(266,644)
Accounts payable	79,488	71,663
Accrued expenses and other liabilities	236,335	(385,316)
Contract liabilities - deferred revenue	(21,728)	11,500
Operating right-of-use liabilities	(182,980)	(200,215)
Net cash used in operating activities	(2,126,893)	(2,956,379)
Investing activities:
Purchases of property and equipment	(31,620)	(40,557)
Proceeds from sale of property and equipment	106
Purchase of non-marketable equity securities	(13,000,000)
Net cash used in investing activities	(13,031,514)	(40,557)
Financing activities:
Payments on finance leases	(12,801)	(11,735)
Proceeds from notes payable		13,598
Repayments of notes payable	(5,357)	(4,343)
Proceeds from convertible promissory notes, net of issuance costs	15,443,751	1,000,000
Proceeds from issuance of Series C preferred stock		7,923,517
Net cash provided by financing activities	15,425,593	8,921,037
Effect of exchange rates on changes in cash	(224,978)	(63,584)
Net Change in Cash	42,208	5,860,517
Cash, Cash Equivalents, and Restricted Cash - Beginning of the year	4,572,687	478,626
Cash, Cash Equivalents, and Restricted Cash - End of the year	4,614,895	6,339,143
Supplemental disclosures of cash flow information:
Cash paid for interest	3,851	5,474
Cash paid for taxes	43,939	42,464
Noncash investing and financing activities:
Note payable exchanged for non-marketable equity securities	2,000,000
Conversion of convertible promissory notes		4,942,618
Embedded derivative liability from subordinated convertible promissory notes	$ 6,075,000	$ 289,000